Average Annual Total Returns - Invesco SP MidCap Momentum ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 03, 2005	29.01%	21.77%	14.47%	28.72%	21.64%	14.30%	17.24%	17.84%	12.18%	29.47%	[1]	[1]	[1]	29.47%	[2]	22.20%	[2]	14.92%	[2]	13.66%	12.35%	11.51%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of November 13, 2017.
[2]	The “Blended-S&P MidCap 400® Momentum Index” reflects the performance of the Dynamic Mid Cap Growth Intellidex® Index, a former underlying index, prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Growth Index, a former underlying index, from June 16, 2011 through May 22, 2015, the Russell Midcap® Pure Growth Index, the most recent former underlying index, from May 23, 2015 through June 22, 2019, and the Underlying Index thereafter.